UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00862
The Growth Fund of America
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2026
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America®
Class A
| AGTHX
for the year ended August 31, 2026
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	0.59%
Management's discussion of fund performance
The fund’s Class A shares gained 14.80% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-A.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class A (with sales charge) *	8.20%	9.23%	14.93%
The Growth Fund of America — Class A (without sales charge) *	14.80%	10.53%	15.62%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with mu ltiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-005-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America®
Class C
| GFACX
for the year ended August 31, 2026
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$143	1.34%
Management's discussion of fund performance
The fund’s Class C shares gained 13.95% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-C.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class C (with sales charge) *	12.95%	9.70%	14.91%
The Growth Fund of America — Class C (without sales charge) *	13.95%	9.70%	14.91%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Yo
ur in
structions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-005-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America®
Class F-1
| GFAFX
for the year ended August 31, 2026
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$70	0.65%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 14.74% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F1.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class F-1 *	14.74%	10.48%	15.55%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shar eh
olders with
mu
ltiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-005-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America®
Class F-2
| GFFFX
for the year ended August 31, 2026
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$43	0.40%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 15.02% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F2.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class F-2 *	15.02%	10.76%	15.86%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shar eh
olders with m
ul
tiple acc
o
unts at the s
a
me address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-005-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America®
Class F-3
| GAFFX
for the year ended August 31, 2026
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$31	0.29%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 15.15% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F3.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Growth Fund of America — Class F-3 2	15.15%	10.88%	15.68%
S&P 500 Index 3	20.38%	12.79%	15.31%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be m aile
d to shareholders with
multip
le ac
count
s at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-005-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America®
Class 529-A
| CGFAX
for the year ended August 31, 2026
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$67	0.62%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 14.77% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529A.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class 529-A (with sales charge) *	10.75%	9.71%	15.15%
The Growth Fund of America — Class 529-A (without sales charge) *	14.77%	10.50%	15.56%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with mu ltip
le ac
co
unts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-005-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America®
Class 529-C
| CGFCX
for the year ended August 31, 2026
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$149	1.39%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 13.88% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529C.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class 529-C (with sales charge) *	12.88%	9.65%	15.13%
The Growth Fund of America — Class 529-C (without sales charge) *	13.88%	9.65%	15.13%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to sh are
holders with mul
tiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-005-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America®
Class 529-E
| CGFEX
for the year ended August 31, 2026
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$93	0.87%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 14.46% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529E.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class 529-E *	14.46%	10.22%	15.29%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to sh areh
olders with m
u
ltiple ac
c
ounts
a
t the s
a
me address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-005-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America®
Class 529-F-2
| FAFGX
for the year ended August 31, 2026
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$41	0.38%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 15.04% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F2.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Growth Fund of America — Class 529-F-2 2	15.04%	10.77%	15.40%
S&P 500 Index 3	20.38%	12.79%	17.44%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be m ail
ed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Gro up
or your financial intermediary.
Lit. No. MF5XARX-005-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America®
Class 529-F-3
| FFAFX
for the year ended August 31, 2026
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$37	0.34%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 15.08% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F3.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Growth Fund of America — Class 529-F-3 2	15.08%	10.82%	15.45%
S&P 500 Index 3	20.38%	12.79%	17.44%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to s hare
holders with m
ultipl
e accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-005-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America®
Class R-1
| RGAAX
for the year ended August 31, 2026
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$147	1.37%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 13.91% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R1.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-1 *	13.91%	9.68%	14.72%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders wit
h m
ultiple
acco
unts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-005-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America®
Class R-2
| RGABX
for the year ended August 31, 2026
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$148	1.38%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 13.89% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-2 *	13.89%	9.67%	14.72%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders wit
h mult
iple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-005-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America®
Class R-2E
| RGEBX
for the year ended August 31, 2026
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$116	1.08%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 14.24% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2E.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-2E *	14.24%	10.00%	15.06%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most share
h
older documents will be mailed to shareholders wit
h multi
ple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(8
00) 421
-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-005-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America®
Class R-3
| RGACX
for the year ended August 31, 2026
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$100	0.93%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 14.41% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R3.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-3 *	14.41%	10.17%	15.23%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with mu ltip
le accounts at the same address (householding). If you would prefer that your documents not be household
e
d, please contact Ca
pita
l Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your
financial intermediary.
Lit. No. MFR3ARX-005-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America®
Class R-4
| RGAEX
for the year ended August 31, 2026
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$68	0.63%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 14.75% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R4.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-4 *	14.75%	10.49%	15.58%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with m ult
iple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effectiv
e
within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-005-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America®
Class R-5E
| RGAHX
for the year ended August 31, 2026
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$46	0.43%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 14.97% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5E.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-5E *	14.97%	10.71%	15.81%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accoun
ts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effectiv
e
within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-005-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America®
Class R-5
| RGAFX
for the year ended August 31, 2026
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$37	0.34%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 15.08% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-5 *	15.08%	10.82%	15.92%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one co
p
y of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital G ro
up at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-005-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America®
Class R-6
| RGAGX
for the year ended August 31, 2026
This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 31	0.29%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 15.13% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R6.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-6 *	15.13%	10.88%	15.98%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be
h
ouseholded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be
e
ffective within 30 days of receipt by Capital Group or
your fina
ncial intermediary.
Lit. No. MFR6ARX-005-1026 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Charles E. Andrews, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
August 31, 2026	152,000	47,000	12,000	None
August 31, 2025	151,000	20,000	13,000	None
Adviser and Affiliates2
August 31, 2026	Not Applicable	1,640,000	1,000	137,000
August 31, 2025	Not Applicable	1,614,000	4,000	None
(g) Aggregate
Registrant, Adviser and Affiliates3	non-audit fees
August 31, 2026	1,837,000
August 31, 2025	1,652,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit- related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The Investment Portfolio is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

The Growth Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended August 31, 2026
Lit. No. MFGEFP4-005-1026 © 2026 Capital Group. All rights reserved.

Investment portfolio August 31, 2026

Common stocks 94.51%	Shares	Value (000)
Information technology 37.31%
NVIDIA Corp.	92,590,256	$20,442,077
Microsoft Corp.	34,097,636	17,297,390
Broadcom, Inc.	41,595,208	15,404,369
Taiwan Semiconductor Manufacturing Co., Ltd.	109,392,875	8,293,609
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,451,432	1,018,129
Micron Technology, Inc.	7,926,195	7,599,081
Intel Corp. (a)	65,004,705	5,818,571
Apple, Inc.	15,844,121	5,020,210
Cloudflare, Inc., Class A (a)	16,332,067	4,983,077
SK hynix, Inc.	3,378,829	4,132,807
SK hynix, Inc. (ADR) (b)	570,879	93,955
Oracle Corp.	24,996,135	3,727,424
Shopify, Inc., Class A, subordinate voting shares (a)	24,501,395	3,610,771
ASML Holding NV (ADR)	1,166,369	1,978,173
ASML Holding NV	870,830	1,468,514
Strategy, Inc., Class A (a)	22,290,933	2,963,357
Amphenol Corp., Class A	18,566,758	2,943,759
Arista Networks, Inc. (a)	11,517,427	2,253,845
KLA Corp.	12,325,462	2,162,502
Samsung Electronics Co., Ltd.	10,460,061	1,987,152
Western Digital Corp.	3,724,135	1,677,909
Applied Materials, Inc.	3,156,440	1,446,881
Cisco Systems, Inc.	13,089,687	1,446,280
Fair Isaac Corp. (a)	878,317	1,007,614
Seagate Technology Holdings PLC	1,086,880	900,350
Cadence Design Systems, Inc. (a)	2,435,162	824,984
SAP SE	3,614,593	801,499
Aurora Innovation, Inc., Class A (a)(c)	124,991,271	703,701
Texas Instruments, Inc.	2,523,920	658,516
Constellation Software, Inc.	285,411	646,362
Akamai Technologies, Inc. (a)	5,891,626	639,948
First Solar, Inc. (a)	2,800,000	565,320
Coherent Corp. (a)	1,830,409	508,543
Corning, Inc.	2,681,806	398,865
Palo Alto Networks, Inc. (a)	1,023,700	391,186
Anthropic, PBC (a)(d)(e)	519,146	390,045
Twilio, Inc., Class A (a)	1,651,949	389,249
Salesforce, Inc.	1,375,092	354,141
Advanced Micro Devices, Inc. (a)	731,206	344,193
Ciena Corp. (a)	896,203	343,066
OpenAI Group PBC, Class A (a)(d)(e)	457,540	335,862
Tower Semiconductor, Ltd. (a)	1,525,388	312,781
Jentech Precision Industrial Co., Ltd.	1,635,000	308,734
Hewlett Packard Enterprise Co.	5,765,150	301,171
ARM Holdings PLC (ADR) (a)(b)	1,203,654	291,176
Lattice Semiconductor Corp. (a)	2,429,732	280,245
DocuSign, Inc. (a)	4,079,320	270,337
Cerebras Systems, Inc., Class A (a)(b)	1,360,863	250,725
Stripe, LLC, Class B (a)(d)(e)	3,534,894	247,478
Databricks, Inc., Class C (a)(d)(e)	846,923	214,272
RingCentral, Inc., Class A	2,993,914	208,436
MKS, Inc.	607,811	155,745
Unity Software, Inc. (a)	3,250,225	136,834
ServiceNow, Inc. (a)	827,204	122,418
TTM Technologies, Inc. (a)	977,562	116,252
Klaviyo, Inc., Class A (a)	5,274,602	108,551
Adobe, Inc. (a)	307,375	89,996
Hut 8 Corp. (a)	1,000,000	78,640
Lam Research Corp.	251,673	75,877
Quantinuum, Inc., Class A (a)	1,278,900	64,073
IREN, Ltd. (a)(b)	1,240,979	46,059

1	The Growth Fund of America

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Cipher Digital, Inc. (a)(b)	2,872,475	$44,523
Keysight Technologies, Inc. (a)	124,778	40,266
Applied Digital Corp. (a)	146,706	3,728
		131,741,603

Communication services 12.48%
Alphabet, Inc., Class A	27,913,592	9,472,478
Alphabet, Inc., Class C	27,548,655	9,240,094
Meta Platforms, Inc., Class A	24,966,257	14,289,188
Netflix, Inc. (a)	41,122,392	3,332,970
Space Exploration Technologies Corp., Class A (a)(b)	11,116,833	1,597,378
SoftBank Group Corp.	43,131,092	1,403,954
Live Nation Entertainment, Inc. (a)	6,011,636	1,081,433
AppLovin Corp., Class A (a)	3,209,832	1,001,660
Nintendo Co., Ltd.	14,000,000	792,588
Reddit, Inc., Class A (a)	3,856,813	570,076
Charter Communications, Inc., Class A (a)	3,493,024	532,477
ROBLOX Corp., Class A (a)	10,323,916	426,274
Spotify Technology SA (a)	323,743	175,993
Walt Disney Co. (The)	1,074,904	115,606
Epic Games, Inc. (a)(d)(e)	84,249	31,239
Stubhub Holdings, Inc., Class A (a)	785,445	5,011
		44,068,419

Consumer discretionary 11.97%
Amazon.com, Inc. (a)	44,557,014	11,574,575
Tesla, Inc. (a)	19,414,716	7,143,645
Royal Caribbean Cruises, Ltd.	11,216,289	3,014,265
Carvana Co., Class A (a)	36,451,304	2,677,713
MercadoLibre, Inc. (a)	1,321,174	2,558,057
DoorDash, Inc., Class A (a)	9,746,951	2,258,758
D.R. Horton, Inc.	13,419,930	1,939,985
Booking Holdings, Inc.	8,833,632	1,758,688
Starbucks Corp.	15,344,938	1,630,400
General Motors Co.	10,000,000	863,200
Burlington Stores, Inc. (a)	3,043,231	790,510
NVR, Inc. (a)	116,169	733,634
Home Depot, Inc.	1,879,971	616,311
Hilton Worldwide Holdings, Inc.	1,550,240	490,310
Chipotle Mexican Grill, Inc. (a)	12,536,512	476,764
DraftKings, Inc., Class A (a)	18,687,749	453,925
NIKE, Inc., Class B	9,585,032	374,391
Wayfair, Inc., Class A (a)	3,757,466	373,004
Rivian Automotive, Inc., Class A (a)	21,155,295	339,754
TJX Cos., Inc. (The)	2,270,010	303,977
Flutter Entertainment PLC (a)	2,814,442	281,951
Aramark	3,520,696	198,250
O’Reilly Automotive, Inc. (a)	2,197,856	195,170
Viking Holdings, Ltd. (a)	2,240,554	193,001
Toll Brothers, Inc.	1,297,026	186,058
Lennar Corp., Class A	2,148,817	180,737
Floor & Decor Holdings, Inc., Class A (a)	2,786,765	140,091
AutoZone, Inc. (a)	37,831	113,162
Metaplanet, Inc. (a)(b)	48,674,100	95,063
Yum! Brands, Inc.	525,690	80,594
SharkNinja, Inc. (a)	339,954	65,438
Service Corp. International	759,166	61,978
PulteGroup, Inc.	416,847	52,656
Marriott International, Inc., Class A	145,260	49,644
Ferrari NV (b)	19,900	8,410
		42,274,069

The Growth Fund of America	2

Common stocks (continued)	Shares	Value (000)
Health care 9.97%
Eli Lilly and Co.	7,695,486	$8,901,600
Vertex Pharmaceuticals, Inc. (a)(c)	12,908,237	7,028,793
Alnylam Pharmaceuticals, Inc. (a)(c)	8,960,487	2,156,700
Moderna, Inc. (a)	14,983,229	2,102,746
HCA Healthcare, Inc.	3,930,247	1,628,891
UnitedHealth Group, Inc.	3,923,976	1,528,035
Amgen, Inc.	3,452,292	1,484,071
Intuitive Surgical, Inc. (a)	3,218,446	1,212,904
Thermo Fisher Scientific, Inc.	1,656,561	1,022,264
Insmed, Inc. (a)	6,750,832	822,386
Danaher Corp.	3,789,433	809,271
AbbVie, Inc.	2,936,635	753,012
Boston Scientific Corp. (a)	14,183,439	685,060
Revolution Medicines, Inc. (a)	2,964,768	609,467
Illumina, Inc. (a)	2,744,359	586,277
Mettler-Toledo International, Inc. (a)	373,392	524,668
Royalty Pharma PLC, Class A	7,986,638	490,459
Medline, Inc., Class A (a)	13,853,297	485,281
Abbott Laboratories	4,297,468	474,269
Ionis Pharmaceuticals, Inc. (a)	7,668,655	462,880
Zimmer Biomet Holdings, Inc.	3,738,953	374,045
Natera, Inc. (a)	988,724	318,330
Ascendis Pharma AS (a)	894,759	235,357
Guardant Health, Inc. (a)	1,114,643	177,251
CRISPR Therapeutics AG (a)(b)	1,414,053	80,573
EssilorLuxottica SA	411,427	76,630
IQVIA Holdings, Inc. (a)	249,330	65,123
Molina Healthcare, Inc. (a)	314,060	62,426
Align Technology, Inc. (a)	313,487	50,092
		35,208,861

Industrials 8.91%
Uber Technologies, Inc. (a)	51,779,133	3,917,091
General Electric Co.	8,403,104	2,821,006
TransDigm Group, Inc.	2,082,394	2,440,024
Recruit Holdings Co., Ltd.	19,972,800	2,277,337
Boeing Co. (The) (a)	9,423,111	1,957,934
Rolls-Royce Holdings PLC	90,801,762	1,882,703
United Airlines Holdings, Inc. (a)	15,738,855	1,699,639
Deere & Co.	2,269,155	1,486,092
FTAI Aviation, Ltd. (c)	7,297,298	1,387,216
GE Vernova, Inc.	1,483,418	1,332,896
Quanta Services, Inc.	1,728,604	1,049,418
RTX Corp.	4,488,580	932,413
Equifax, Inc.	4,752,922	899,063
HEICO Corp.	1,601,921	530,476
HEICO Corp., Class A	303,153	74,021
CSX Corp.	11,357,464	573,666
Bombardier, Inc., Class B (a)	2,625,697	568,050
Ingersoll-Rand, Inc.	6,195,805	477,387
Ryanair Holdings PLC	15,207,800	409,819
Ryanair Holdings PLC (ADR)	1,159,569	64,206
XPO, Inc. (a)	2,425,379	470,499
Airbus SE, non-registered shares	1,853,030	424,537
ATI, Inc. (a)	1,796,859	366,919
Delta Air Lines, Inc.	4,511,923	351,930
Northrop Grumman Corp.	574,345	309,974
Carrier Global Corp.	4,815,087	280,334
Rocket Lab Corp. (a)	3,810,549	243,570
United Rentals, Inc.	201,574	209,234
Safran SA	510,871	199,977
Loar Holdings, Inc. (a)	2,650,504	186,039
Union Pacific Corp.	543,354	163,370
GFL Environmental, Inc., subordinate voting shares	3,381,045	142,984
Copart, Inc. (a)	3,964,721	130,796
Waste Management, Inc.	552,184	120,884

3	The Growth Fund of America

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
APi Group Corp. (a)	2,681,715	$105,257
Innio NV (a)	5,020,080	101,406
Caterpillar, Inc.	122,370	97,586
Trane Technologies PLC	211,864	94,152
Thomson Reuters Corp. (b)	758,965	81,452
QXO, Inc. (a)(b)	5,953,373	79,061
Saia, Inc. (a)	193,850	68,842
Watsco, Inc.	198,375	61,461
SPX Technologies, Inc. (a)	305,773	60,161
Tetra Tech, Inc.	1,647,990	59,558
Builders FirstSource, Inc. (a)	808,469	53,682
Vertiv Holdings Co, Class A	171,268	44,311
Einride AB (a)(c)(f)	5,398,640	27,047
Einride AB (ADR) (a)(c)(f)	3,332,897	16,698
Generac Holdings, Inc. (a)	200,000	37,076
ITT, Inc.	173,909	34,832
Willscot Holdings Corp., Class A	1,587,237	32,856
Lennox International, Inc.	31,922	12,215
Arxis, Inc., Class A (a)	177,000	9,163
		31,458,320

Financials 6.94%
Visa, Inc., Class A	12,795,739	4,854,319
Mastercard, Inc., Class A	5,072,635	2,989,355
KKR & Co., Inc.	15,237,265	1,671,833
Block, Inc., Class A (a)	17,265,378	1,416,106
Affirm Holdings, Inc., Class A (a)	18,487,772	1,376,415
Progressive Corp.	5,644,192	1,230,885
Bank of America Corp.	13,329,781	825,647
Rocket Cos., Inc., Class A (a)	57,617,713	772,653
Goldman Sachs Group, Inc.	696,841	714,889
JPMorgan Chase & Co.	1,890,267	672,973
Nu Holdings, Ltd., Class A (a)	43,500,380	632,930
Ares Management Corp., Class A	4,420,115	632,828
Morgan Stanley	2,901,908	619,035
LPL Financial Holdings, Inc.	1,614,407	597,549
Truist Financial Corp.	12,008,251	595,369
Toast, Inc., Class A (a)	15,820,906	539,335
Berkshire Hathaway, Inc., Class B (a)	948,825	478,236
Fannie Mae (a)(b)	63,166,929	386,582
Robinhood Markets, Inc., Class A (a)	3,617,567	379,157
Federal Home Loan Mortgage Corp. (a)(b)	53,214,820	296,407
Tradeweb Markets, Inc., Class A	2,700,140	290,805
Blue Owl Capital, Inc., Class A	22,083,726	270,305
Marsh & McLennan Cos., Inc.	1,397,386	265,224
Brookfield Corp., Class A	5,597,858	230,744
UBS Group AG	3,793,537	207,803
Coinbase Global, Inc., Class A (a)	1,000,000	188,120
Brown & Brown, Inc.	2,580,584	186,241
Capital One Financial Corp.	775,159	166,279
Adyen NV (a)	134,803	164,002
Apollo Asset Management, Inc.	1,198,798	163,732
Intercontinental Exchange, Inc.	963,973	154,910
Wells Fargo & Co.	1,374,948	118,782
Kinsale Capital Group, Inc.	308,689	115,419
BlackRock, Inc.	91,020	105,184
East West Bancorp, Inc.	579,997	73,578
S&P Global, Inc.	156,639	68,270
Galaxy Digital, Inc., Class A (a)(e)	1,626,400	40,009
		24,491,910

Materials 2.19%
Freeport-McMoRan, Inc.	11,563,203	875,797
Sherwin-Williams Co.	2,572,036	871,432
Linde PLC	1,752,754	858,113

The Growth Fund of America	4

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Steel Dynamics, Inc.	3,527,611	$820,593
Air Products and Chemicals, Inc.	1,746,662	540,522
Albemarle Corp.	3,993,326	538,979
Barrick Mining Corp.	11,487,153	514,969
Dow, Inc.	15,460,916	471,867
Glencore PLC	50,000,000	403,519
Vale SA (ADR), ordinary nominative shares	21,824,908	329,338
Royal Gold, Inc.	1,122,214	293,425
First Quantum Minerals, Ltd. (a)	8,662,221	288,126
James Hardie Industries PLC (a)	9,436,627	280,362
Agnico Eagle Mines, Ltd. (b)	1,351,507	274,505
Southern Copper Corp.	1,214,682	253,711
Corteva, Inc.	1,268,345	107,340
		7,722,598

Consumer staples 1.71%
Philip Morris International, Inc.	14,755,501	2,763,705
Costco Wholesale Corp.	1,490,781	1,407,133
L’Oreal SA, bonus shares	1,239,350	553,801
Walmart, Inc.	4,440,589	465,685
Caseys General Stores, Inc.	365,069	274,609
Performance Food Group Co. (a)	2,350,183	233,068
BJ’s Wholesale Club Holdings, Inc. (a)	1,546,549	140,195
Estee Lauder Cos., Inc. (The), Class A	1,016,524	103,990
Dollar Tree Stores, Inc. (a)	611,604	77,423
Celsius Holdings, Inc. (a)	117,452	3,694
		6,023,303

Energy 1.53%
EOG Resources, Inc.	8,878,382	1,287,010
TechnipFMC PLC	14,211,577	1,110,635
ExxonMobil Holdings Corp.	5,554,198	893,948
ConocoPhillips	4,899,223	649,098
Diamondback Energy, Inc.	1,647,641	330,319
Ovintiv, Inc.	4,345,292	285,268
Canadian Natural Resources, Ltd. (CAD denominated)	5,660,516	283,812
EQT Corp.	3,574,188	193,650
SLB, Ltd.	2,225,576	133,757
Cenovus Energy, Inc. (CAD denominated)	4,109,182	131,997
Permian Resources Corp., Class A	4,957,423	115,458
		5,414,952

Real estate 0.96%
Welltower, Inc. REIT	11,679,340	2,759,127
Zillow Group, Inc., Class C, nonvoting shares (a)	6,941,807	242,685
American Tower Corp. REIT	1,250,000	219,625
CoStar Group, Inc. (a)	4,823,033	154,675
Compass, Inc., Class A (a)	309,644	3,270
		3,379,382

Utilities 0.54%
Constellation Energy Corp.	5,140,888	1,412,562
Vistra Corp.	1,686,468	231,670
Southern Co. (The)	1,642,966	144,581
NextEra Energy, Inc.	876,856	72,200
Talen Energy Corp. (a)	125,900	37,236
		1,898,249
Total common stocks (cost: $147,900,087,000)		333,681,666

5	The Growth Fund of America

Preferred securities 3.03%	Shares	Value (000)
Information technology 2.34%
Anthropic, PBC, Class G-1, preferred shares (a)(d)(e)	5,075,585	$3,813,389
Anthropic, PBC, Class F, preferred shares (a)(d)(e)	2,859,590	2,148,467
Databricks, Inc., Series J, preferred shares (a)(d)(e)	2,241,043	566,984
Databricks, Inc., Class L, preferred shares (a)(d)(e)	642,100	162,451
Databricks, Inc., Series K, preferred shares (a)(d)(e)	423,300	107,095
Stripe, LLC, Series I, 6.00% noncumulative preferred shares (a)(d)(e)	7,098,300	496,952
Stripe, LLC, Series BB-1, 6.00% noncumulative preferred shares (a)(d)(e)	604,130	42,295
Stripe, LLC, Series G, 6.00% noncumulative preferred shares (a)(d)(e)	396,250	27,742
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(d)(e)	376,444	26,355
Stripe, LLC, Series BB, 6.00% noncumulative preferred shares (a)(d)(e)	214,287	15,002
Reflection AI, Inc., Series C, preferred shares (a)(d)(e)	3,589,326	300,462
Crusoe Inc, Series E, preferred shares (a)(d)(e)	1,162,528	239,446
Strategy, Inc., Class A, 11.50% perpetual cumulative preferred shares	1,430,240	138,876
PsiQuantum Corp., Series E, preferred shares (a)(d)(e)	2,330,099	109,911
PsiQuantum Corp., Series D, preferred shares (a)(d)(e)	613,889	28,153
Groq, LLC, Series A-1 (a)(c)(d)(e)	9,513,034	35,008
Tipalti Solutions, Ltd., Series F, preferred shares (a)(d)(e)	3,800,381	18,280
		8,276,868

Financials 0.57%
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)	94,127,791	937,513
Fannie Mae, Series T, 8.25% noncumulative preferred shares (a)	11,470,815	97,238
Fannie Mae, Series O, 7.00% noncumulative preferred shares (a)	1,737,998	27,599
Fannie Mae, Series R, 7.625% noncumulative preferred shares (a)	2,137,016	17,481
Fannie Mae, Series Q, 6.75% noncumulative preferred shares (a)	1,926,782	15,395
Fannie Mae, Series P, (3-month USD CME Term SOFR + 0.75%) 4.672% perpetual noncumulative preferred shares (a)(g)	2,022,626	14,462
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)	94,828,533	888,543
Federal Home Loan Mortgage Corp., Series V, 5.57% noncumulative preferred shares (a)	1,966,652	14,573
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative preferred shares (a)	238,812	1,791
		2,014,595

Consumer discretionary 0.08%
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares (a)(d)(e)	1,164,589	196,571
Waymo, LLC, Series D-2, preferred shares (a)(d)(e)	267,300	43,939
Waymo, LLC, Series B-2, noncumulative preferred shares (a)(d)(e)	163,537	27,847
		268,357

Industrials 0.04%
Anduril Industries, Inc., Class H, preferred shares (a)(d)(e)	2,114,708	153,168
Total preferred securities (cost: $4,975,483,000)		10,712,988
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(d)	180,549	— (h)
Total rights & warrants (cost: $0)		— (h)
Convertible stocks 0.28%
Information technology 0.28%
OpenAI Group PBC, Class A-2, convertible preferred shares (a)(d)(e)	945,843	694,305
OpenAI Group PBC, Class C, convertible preferred shares (a)(d)(e)	378,996	278,206
Total convertible stocks (cost: $438,313,000)		972,511

The Growth Fund of America	6

Convertible bonds & notes 0.02%	Principal amount (000)	Value (000)
Industrials 0.02%
Uber Technologies, Inc., convertible notes, 0% 5/15/2028	USD68,570	$73,096
Total convertible bonds & notes (cost: $68,570,000)		73,096
Short-term securities 2.14%	Shares
Money market investments 2.14%
Capital Group Central Cash Fund 3.78% (c)(i)	75,480,452	7,547,290
Total short-term securities (cost: $7,547,460,000)		7,547,290
Total investment securities 99.98% (cost: $160,929,913,000)		352,987,551
Other assets less liabilities 0.02%		84,539
Net assets 100.00%		$353,072,090
Investments in affiliates (c)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2026 (000)	Dividend or interest income (000)
Common stocks 3.20%
Information technology 0.20%
Aurora Innovation, Inc., Class A (a)	$391,875	$328,650	$—	$—	$(16,824)	$703,701	$—
Unity Software, Inc. (a)(j)	834,290	145,849	478,682	(88,914)	(275,709)	—	—
						703,701
Consumer discretionary 0.00%
Burlington Stores, Inc. (a)(j)	1,190,095	91,133	413,638	52,621	(129,701)	—	—
Caesars Entertainment, Inc. (a)(k)	343,678	—	286,569	(265,830)	208,721	—	—
Metaplanet, Inc. (a)(b)(j)	48,607	228,467	43,130	(99,843)	(39,038)	—	—
Polaris, Inc. (k)	217,153	—	241,027	(187,755)	211,629	—	6,304
Royal Caribbean Cruises, Ltd. (j)	7,651,993	447,490	3,485,527	2,250,853	(3,850,544)	—	89,818
						—
Health care 2.60%
Vertex Pharmaceuticals, Inc. (a)	4,690,087	1,216,690	787,527	(46,785)	1,956,328	7,028,793	—
Alnylam Pharmaceuticals, Inc. (a)	4,545,952	492,757	1,111,261	306,148	(2,076,896)	2,156,700	—
						9,185,493
Industrials 0.40%
FTAI Aviation, Ltd.	571,542	812,107	—	—	3,567	1,387,216	10,193
Einride AB (a)(f)	—	58,261	—	—	(31,214)	27,047	—
Einride AB (ADR) (a)(f)	—	30,939	—	—	(14,241)	16,698	—
ATI, Inc. (a)(j)	515,882	267,257	996,349	860,808	(280,679)	—	—
Dayforce, Inc. (a)(k)	643,561	—	633,043	56,959	(67,477)	—	—
XPO, Inc. (a)(j)	993,375	—	777,270	270,522	(16,128)	—	—
						1,430,961
Total common stocks						11,320,155
Preferred securities 0.01%
Information technology 0.01%
Groq, LLC, Series A-1 (a)(d)(e)	—	9,513	—	—	25,495	35,008	—
Short-term securities 2.14%
Money market investments 2.14%
Capital Group Central Cash Fund 3.78% (i)	8,649,484	42,269,337	43,369,892	49	(1,688)	7,547,290	316,822

7	The Growth Fund of America

Investments in affiliates (c) (continued)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2026 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.78% (i)	$56,191	$—	$56,191 (l)			$—	$— (m)
Total short-term securities						7,547,290
Total 5.35%				$3,108,833	$(4,394,399)	$18,902,453	$423,137
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Anthropic, PBC, Class G-1, preferred shares (a)(d)	1/27/2026-2/12/2026	$1,315,269	$3,813,389	1.08%
Anthropic, PBC, Class F, preferred shares (a)(d)	8/29/2025	403,109	2,148,467	0.61
Anthropic, PBC (a)(d)	3/26/2026	134,530	390,045	0.11
OpenAI Group PBC, Class A-2, convertible preferred shares (a)(d)	10/28/2025	177,682	694,305	0.20
OpenAI Group PBC, Class A (a)(d)	10/28/2025	196,742	335,862	0.09
OpenAI Group PBC, Class C, convertible preferred shares (a)(d)	3/31/2026	260,631	278,206	0.08
Databricks, Inc., Series J, preferred shares (a)(d)	12/17/2024	207,296	566,984	0.16
Databricks, Inc., Class C (a)(d)	8/12/2026	214,272	214,272	0.06
Databricks, Inc., Class L, preferred shares (a)(d)	12/16/2025	121,999	162,451	0.05
Databricks, Inc., Series K, preferred shares (a)(d)	9/8/2025	63,495	107,095	0.03
Stripe, LLC, Series I, 6.00% noncumulative preferred shares (a)(d)	3/15/2023	142,918	496,952	0.14
Stripe, LLC, Class B (a)(d)	5/6/2021-4/2/2026	195,738	247,478	0.07
Stripe, LLC, Series BB-1, 6.00% noncumulative preferred shares (a)(d)	8/24/2023	13,012	42,295	0.01
Stripe, LLC, Series G, 6.00% noncumulative preferred shares (a)(d)	9/29/2023	8,909	27,742	0.01
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(d)	3/15/2021	15,105	26,355	0.01
Stripe, LLC, Series BB, 6.00% noncumulative preferred shares (a)(d)	8/24/2023	4,615	15,002	— (n)
Reflection AI, Inc., Series C, preferred shares (a)(d)	4/17/2026-6/30/2026	300,650	300,462	0.08
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares (a)(d)	5/1/2020	100,000	196,571	0.06
Waymo, LLC, Series D-2, preferred shares (a)(d)	2/2/2026	43,922	43,939	0.01
Waymo, LLC, Series B-2, noncumulative preferred shares (a)(d)	6/11/2021	15,000	27,847	0.01
Crusoe Inc, Series E, preferred shares (a)(d)	10/8/2025	97,662	239,446	0.07
Anduril Industries, Inc., Class H, preferred shares (a)(d)	4/1/2026-5/12/2026	145,815	153,168	0.04
PsiQuantum Corp., Series E, preferred shares (a)(d)	3/17/2025-6/3/2025	95,828	109,911	0.03
PsiQuantum Corp., Series D, preferred shares (a)(d)	5/28/2021	16,100	28,153	0.01
Galaxy Digital, Inc., Class A (a)	10/10/2025	58,550	40,009	0.01
Groq, LLC, Series A-1 (a)(c)(d)	6/25/2026	9,513	35,008	0.01
Epic Games, Inc. (a)(d)	3/29/2021	74,560	31,239	0.01
Tipalti Solutions, Ltd., Series F, preferred shares (a)(d)	12/1/2021	65,065	18,280	0.01
Total		$4,497,987	$10,790,933	3.06%

The Growth Fund of America	8

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(d)	Value determined using significant unobservable inputs.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $43,745,000, which represented less than 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or conditions in accordance with legal documents.

(g)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(h)	Amount less than one thousand.
(i)	Rate represents the seven-day yield at 8/31/2026.
(j)	Affiliated issuer during the reporting period but no longer an affiliate at 8/31/2026. Refer to the investment portfolio for the security value at 8/31/2026.
(k)	Affiliated issuer during the reporting period but no longer held at 8/31/2026.
(l)	Represents net activity. Refer to Note 5 for more information on securities lending.
(m)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(n)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CME = CME Group
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

9	The Growth Fund of America

Financial statements
Statement of assets and liabilities at August 31, 2026

(dollars in thousands)
Assets:
Investment securities, at value (includes $588,058 of investment securities on loan):
Unaffiliated issuers (cost: $145,933,803)	$334,085,098
Affiliated issuers (cost: $14,996,110)	18,902,453	$352,987,551
Cash		726
Cash denominated in currencies other than U.S. dollars (cost: $1,851)		1,856
Cash collateral received for securities on loan		381,635
Receivables for:
Sales of investments	511,762
Sales of fund’s shares	145,465
Dividends and interest	183,013
Securities lending income	451
Other	2,838	843,529
		354,215,297
Liabilities:
Collateral for securities on loan		381,635
Payables for:
Purchases of investments	92,318
Repurchases of fund’s shares	513,212
Investment advisory services	74,879
Services provided by related parties	66,305
Trustees’ deferred compensation	10,703
Other	4,155	761,572
Net assets at August 31, 2026		$353,072,090
Net assets consist of:
Capital paid in on shares of beneficial interest		$130,361,128
Total distributable earnings (accumulated loss)		222,710,962
Net assets at August 31, 2026		$353,072,090

Refer to the notes to financial statements.

The Growth Fund of America	10

Financial statements (continued)
Statement of assets and liabilities at August 31, 2026 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (4,026,440 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$177,715,599	2,014,588	$88.21
Class C	4,008,173	54,592	73.42
Class F-1	7,208,156	82,606	87.26
Class F-2	51,311,688	583,466	87.94
Class F-3	18,413,823	208,285	88.41
Class 529-A	17,963,462	207,731	86.47
Class 529-C	356,299	4,849	73.48
Class 529-E	450,461	5,326	84.58
Class 529-F-2	2,104,024	23,874	88.13
Class 529-F-3	192	2	88.04
Class R-1	353,978	4,694	75.41
Class R-2	2,709,075	35,264	76.82
Class R-2E	407,267	4,861	83.78
Class R-3	5,803,585	68,505	84.72
Class R-4	6,672,942	76,746	86.95
Class R-5E	1,670,830	19,213	86.96
Class R-5	1,842,045	20,858	88.31
Class R-6	54,080,491	610,980	88.51

Refer to the notes to financial statements.

11	The Growth Fund of America

Financial statements (continued)
Statement of operations for the year ended August 31, 2026

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $31,915; also includes $423,137 from affiliates)	$2,354,861
Interest from unaffiliated issuers	4,818
Securities lending income (net of fees)	3,957	$2,363,636
Fees and expenses*:
Investment advisory services	847,776
Distribution services	580,535
Transfer agent services	198,995
Administrative services	101,576
529 plan services	10,235
Reports to shareholders	4,855
Registration statement and prospectus	10,156
Trustees’ compensation	2,341
Auditing and legal	775
Custodian	6,012
Other	352	1,763,608
Net investment income		600,028
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	39,316,477
Affiliated issuers	3,108,833
Currency transactions	(17,617)	42,407,693
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	8,620,312
Affiliated issuers	(4,394,399)
Currency translations	149	4,226,062
Net realized gain (loss) and unrealized appreciation (depreciation)		46,633,755
Net increase (decrease) in net assets resulting from operations		$47,233,783
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Year ended August 31,
	2026	2025

Operations:
Net investment income	$600,028	$866,245
Net realized gain (loss)	42,407,693	30,304,769
Net unrealized appreciation (depreciation)	4,226,062	32,867,102
Net increase (decrease) in net assets resulting from operations	47,233,783	64,038,116
Distributions paid to shareholders	(33,129,948)	(25,096,277)
Net capital share transactions	9,991,716	5,199,932
Total increase (decrease) in net assets	24,095,551	44,141,771
Net assets:
Beginning of year	328,976,539	284,834,768
End of year	$353,072,090	$328,976,539
Refer to the notes to financial statements.

The Growth Fund of America	12

Notes to financial statements
1. Organization

The Growth Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide growth of capital.
The fund has 18 share classes consisting of five retail share classes (Classes A, C, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes F-1, F-2, F-3, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

13	The Growth Fund of America

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

The Growth Fund of America	14

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$130,553,946	$—	$1,187,657	$131,741,603
Communication services	44,037,180	—	31,239	44,068,419
Consumer discretionary	42,274,069	—	—	42,274,069
Health care	35,208,861	—	—	35,208,861
Industrials	31,458,320	—	—	31,458,320
Financials	24,491,910	—	—	24,491,910
Materials	7,722,598	—	—	7,722,598
Consumer staples	5,469,502	553,801	—	6,023,303
Energy	5,414,952	—	—	5,414,952
Real estate	3,379,382	—	—	3,379,382
Utilities	1,898,249	—	—	1,898,249
Preferred securities	2,153,471	—	8,559,517	10,712,988
Rights & warrants	—	—	— *	— *
Convertible stocks	—	—	972,511	972,511
Convertible bonds & notes	—	73,096	—	73,096
Short-term securities	7,547,290	—	—	7,547,290
Total	$341,609,730	$626,897	$10,750,924	$352,987,551
*
Amount less than one thousand.

15	The Growth Fund of America

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended August 31, 2026 (dollars in thousands):
	Common stocks	Preferred securities	Rights & warrants	Convertible stocks	Total
Beginning value at 9/1/2025	$162,596	$1,309,707	$444,205	$2,978	$1,919,486
Transfers into level 3[1]	—	—	—	—	—
Purchases	717,920	2,173,324	16,066	438,313	3,345,623
Sales	(7)	(192,482)	(193,748)	— [2]	(386,237)
Net realized gain (loss)[3]	(82,993)	88,032	—	(45,346)	(40,307)
Unrealized appreciation (depreciation)[3]	471,371	5,180,936	(266,523)	576,566	5,962,350
Transfers out of level 3[1]	(49,991)	—	—	—	(49,991)
Ending value at 8/31/2026	$1,218,896	$8,559,517	— [2]	$972,511	$10,750,924
Net unrealized appreciation (depreciation) during the period on level 3 investment securities held at 8/31/2026	$426,026	$5,185,515	—	$534,199	$6,145,740
1
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
2
Amount less than one thousand.
3
Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 8/31/2026	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Common stocks	$1,218,896	Market comparables	EV/Sales multiple	4.5x - 30.2x	26.3x	Increase
			EV/Gross Profit multiple	20.0x	20.0x	Increase
Preferred securities	$8,559,517	Market comparables	EV/Sales multiple	5.7x - 33.5x	22.3x	Increase
			EV/Gross Profit multiple	7.0x - 20.0x	19.6x	Increase
			Transaction price	Not applicable	Not applicable	Not applicable
			Premium to transaction price	15%	15%	Increase
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Rights & warrants	$— [3]	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
Convertible stocks	$972,511	Market comparables	EV/Sales multiple	30.2x	30.2x	Increase
	$10,750,924
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.

Key to abbreviations
EV = Enterprise value

The Growth Fund of America	16

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S. and securities tied economically to countries outside the U.S. may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, auditing, financial reporting, accounting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

17	The Growth Fund of America

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of August 31, 2026, the total value of securities on loan was $588,058,000, and the total value of collateral received was $602,314,000. Collateral received includes cash of $381,635,000 and U.S. government securities of $220,679,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended August 31, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

The Growth Fund of America	18

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and unrealized appreciation of certain investments in securities outside the U.S.. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended August 31, 2026, the fund reclassified $1,591,495,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of August 31, 2026, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$621,018
Undistributed long-term capital gains	34,444,968
Post-October capital loss deferral[1]	(2,622,600)
Gross unrealized appreciation on investments	194,363,240
Gross unrealized depreciation on investments	(4,086,220)
Net unrealized appreciation (depreciation) on investments	190,277,020
Cost of investments	162,720,402
1
This deferral is considered incurred in the subsequent year.
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended August 31, 2026			Year ended August 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$462,035	$16,102,067	$16,564,102	$582,025	$11,979,977	$12,562,002
Class C	—	449,298	449,298	—	353,728	353,728
Class T2	— [3]	2	2	— [3]	1	1
Class F-1	15,485	674,552	690,037	21,952	524,777	546,729
Class F-2	220,665	4,547,659	4,768,324	238,387	3,253,062	3,491,449
Class F-3	94,830	1,610,732	1,705,562	97,838	1,145,739	1,243,577
Class 529-A	43,414	1,644,159	1,687,573	55,218	1,222,926	1,278,144
Class 529-C	—	38,174	38,174	—	31,185	31,185
Class 529-E	62	43,097	43,159	534	33,665	34,199
Class 529-T2	— [3]	3	3	— [3]	2	2
Class 529-F-1[2]	— [3]	2	2	— [3]	1	1
Class 529-F-2	8,855	176,141	184,996	8,467	114,147	122,614
Class 529-F-3	1	19	20	1	17	18
Class R-1	—	37,615	37,615	—	29,340	29,340
Class R-2	—	286,789	286,789	—	211,545	211,545
Class R-2E	—	33,113	33,113	—	23,197	23,197
Class R-3	—	561,633	561,633	4,184	422,357	426,541
Class R-4	12,532	522,788	535,320	18,029	413,798	431,827
Class R-5E	6,553	145,424	151,977	6,532	100,313	106,845
Class R-5	15,078	281,306	296,384	17,434	220,636	238,070
Class R-6	282,723	4,813,142	5,095,865	311,284	3,653,979	3,965,263
Total	$1,162,233	$31,967,715	$33,129,948	$1,361,885	$23,734,392	$25,096,277
2
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
3
Amount less than one thousand.

19	The Growth Fund of America

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.500% on the first $1 billion of daily net assets and decreasing to 0.225% on such assets in excess of $341 billion. For the year ended August 31, 2026, the investment advisory services fees were $847,776,000, which were equivalent to an annualized rate of 0.250% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

The Growth Fund of America	20

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended August 31, 2026, the 529 plan services fees were $10,235,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.
For the year ended August 31, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$411,002	$97,546	$51,232	Not applicable
Class C	39,749	2,283	1,202	Not applicable
Class T*	—	— †	— †	Not applicable
Class F-1	17,246	8,122	2,110	Not applicable
Class F-2	Not applicable	52,601	14,546	Not applicable
Class F-3	Not applicable	218	5,155	Not applicable
Class 529-A	39,023	9,080	5,179	$8,843
Class 529-C	3,483	185	105	179
Class 529-E	2,202	151	132	226
Class 529-T*	—	— †	— †	— †
Class 529-F-1*	—	— †	— †	— †
Class 529-F-2	Not applicable	791	578	987
Class 529-F-3	Not applicable	— †	— †	— †
Class R-1	3,450	312	104	Not applicable
Class R-2	19,883	8,986	795	Not applicable
Class R-2E	2,215	716	111	Not applicable
Class R-3	28,536	8,273	1,713	Not applicable
Class R-4	13,746	5,303	1,651	Not applicable
Class R-5E	Not applicable	2,266	467	Not applicable
Class R-5	Not applicable	1,509	871	Not applicable
Class R-6	Not applicable	653	15,625	Not applicable

Total class-specific expenses	$580,535	$198,995	$101,576	$10,235
*
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
†
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other Capital Group Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $2,341,000 in the fund’s statement of operations reflects $830,000 in current fees (either paid in cash or deferred) and a net increase of $1,511,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

21	The Growth Fund of America

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2026, the fund engaged in such purchase and sale transactions with related funds in the amounts of $5,932,502,000 and $5,433,391,000, respectively, which generated $795,798,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2026.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2026
Class A	$8,045,662	95,989	$16,296,361	208,154	$(20,852,308)	(249,414)	$3,489,715	54,729
Class C	603,242	8,582	448,222	6,843	(1,158,792)	(16,467)	(107,328)	(1,042)
Class T2	—	—	—	—	(19)	— [3]	(19)	— [3]
Class F-1	239,398	2,883	682,676	8,811	(999,295)	(12,081)	(77,221)	(387)
Class F-2	9,014,644	108,955	4,633,611	59,443	(10,773,063)	(129,820)	2,875,192	38,578
Class F-3	3,181,602	37,891	1,669,714	21,325	(3,542,907)	(42,585)	1,308,409	16,631
Class 529-A	1,436,793	17,410	1,687,065	21,978	(2,578,917)	(31,125)	544,941	8,263
Class 529-C	91,005	1,289	38,166	582	(124,792)	(1,756)	4,379	115
Class 529-E	31,679	391	43,141	574	(80,223)	(987)	(5,403)	(22)
Class 529-T2	—	—	3	— [3]	(38)	— [3]	(35)	— [3]
Class 529-F-1[2]	—	—	2	— [3]	(21)	— [3]	(19)	— [3]
Class 529-F-2	335,739	3,998	184,958	2,368	(274,269)	(3,252)	246,428	3,114
Class 529-F-3	23	— [3]	20	— [3]	(76)	(1)	(33)	(1)
Class R-1	36,797	507	37,576	559	(76,078)	(1,048)	(1,705)	18
Class R-2	495,814	6,631	286,570	4,180	(684,249)	(9,310)	98,135	1,501
Class R-2E	139,672	1,772	33,113	444	(100,788)	(1,255)	71,997	961
Class R-3	894,688	11,021	560,406	7,435	(1,422,765)	(17,611)	32,329	845
Class R-4	1,798,913	20,951	534,963	6,930	(1,252,386)	(15,104)	1,081,490	12,777
Class R-5E	341,119	4,094	151,966	1,971	(302,444)	(3,643)	190,641	2,422
Class R-5	216,260	2,575	295,662	3,779	(1,787,426)	(20,492)	(1,275,504)	(14,138)
Class R-6	6,271,881	75,446	5,063,916	64,599	(9,820,470)	(116,027)	1,515,327	24,018
Total net increase (decrease)	$33,174,931	400,385	$32,648,111	419,975	$(55,831,326)	(671,978)	$9,991,716	148,382
Refer to the end of the table(s) for footnote(s).

The Growth Fund of America	22

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2025
Class A	$8,938,103	116,460	$12,369,423	165,190	$(17,648,213)	(229,655)	$3,659,313	51,995
Class C	603,326	9,149	352,739	5,499	(1,080,241)	(16,412)	(124,176)	(1,764)
Class T	—	—	—	—	—	—	—	—
Class F-1	198,839	2,585	540,727	7,289	(881,641)	(11,534)	(142,075)	(1,660)
Class F-2	7,479,696	97,915	3,391,306	45,472	(8,849,966)	(114,303)	2,021,036	29,084
Class F-3	2,583,987	33,472	1,215,723	16,236	(2,880,194)	(37,332)	919,516	12,376
Class 529-A	1,450,430	19,107	1,277,718	17,368	(2,372,131)	(30,956)	356,017	5,519
Class 529-C	79,072	1,194	31,179	485	(145,543)	(2,193)	(35,292)	(514)
Class 529-E	34,208	460	34,191	473	(82,821)	(1,092)	(14,422)	(159)
Class 529-T	—	—	2	— [3]	—	—	2	— [3]
Class 529-F-1	—	—	1	— [3]	—	—	1	— [3]
Class 529-F-2	345,491	4,473	122,528	1,640	(219,719)	(2,826)	248,300	3,287
Class 529-F-3	176	3	19	— [3]	(207)	(3)	(12)	— [3]
Class R-1	44,584	659	29,334	446	(84,403)	(1,236)	(10,485)	(131)
Class R-2	384,468	5,612	211,391	3,164	(620,419)	(9,049)	(24,560)	(273)
Class R-2E	52,647	707	23,197	323	(55,711)	(758)	20,133	272
Class R-3	731,566	9,859	425,472	5,877	(1,235,869)	(16,630)	(78,831)	(894)
Class R-4	560,865	7,375	431,459	5,836	(1,248,223)	(16,418)	(255,899)	(3,207)
Class R-5E	269,033	3,552	106,807	1,446	(516,966)	(6,722)	(141,126)	(1,724)
Class R-5	262,828	3,406	237,383	3,173	(668,763)	(8,577)	(168,552)	(1,998)
Class R-6	4,378,585	57,617	3,944,323	52,619	(9,351,864)	(120,540)	(1,028,956)	(10,304)
Total net increase (decrease)	$28,397,904	373,605	$24,744,922	332,536	$(47,942,894)	(626,236)	$5,199,932	79,905
1
Includes exchanges between share classes of the fund.
2
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
3
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $130,534,545,000 and $151,630,567,000, respectively, during the year ended August 31, 2026.

23	The Growth Fund of America

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets

Class A:
8/31/2026	$85.28	$.10	$11.43	$11.53	$(.24 )	$(8.36)	$(8.60)	$88.21	14.80%	$177,716	.59%	.11%
8/31/2025	75.37	.17	16.43	16.60	(.31 )	(6.38)	(6.69)	85.28	23.26	167,143.60		.22
8/31/2024	62.30	.27	17.47	17.74	(.37 )	(4.30)	(4.67)	75.37	30.05	143,793.61		.39
8/31/2023	55.10	.34	8.87	9.21	(.17 )	(1.84)	(2.01)	62.30	17.60	116,384.63		.61
8/31/2022	78.42	.15	(17.40)	(17.25)	(.06 )	(6.01)	(6.07)	55.10	(23.78)	104,664.60		.23
Class C:
8/31/2026	72.66	(.45 )	9.57	9.12	—	(8.36)	(8.36)	73.42	13.95	4,008	1.34	(.64 )
8/31/2025	65.30	(.35 )	14.09	13.74	—	(6.38)	(6.38)	72.66	22.34	4,043	1.35	(.53 )
8/31/2024	54.60	(.21 )	15.21	15.00	—	(4.30)	(4.30)	65.30	29.09	3,748	1.36	(.35 )
8/31/2023	48.73	(.07 )	7.78	7.71	— [4]	(1.84)	(1.84)	54.60	16.72	3,305	1.38	(.14 )
8/31/2022	70.50	(.32 )	(15.44)	(15.76)	—	(6.01)	(6.01)	48.73	(24.36)	3,252	1.36	(.53 )
Class F-1:
8/31/2026	84.45	.04	11.32	11.36	(.19 )	(8.36)	(8.55)	87.26	14.74	7,208.65		.05
8/31/2025	74.69	.13	16.28	16.41	(.27 )	(6.38)	(6.65)	84.45	23.20	7,009.65		.17
8/31/2024	61.78	.23	17.32	17.55	(.34 )	(4.30)	(4.64)	74.69	29.98	6,323.66		.35
8/31/2023	54.64	.32	8.79	9.11	(.13 )	(1.84)	(1.97)	61.78	17.57	5,566.66		.58
8/31/2022	77.79	.11	(17.25)	(17.14)	—	(6.01)	(6.01)	54.64	(23.82)	5,330.66		.16
Class F-2:
8/31/2026	85.06	.25	11.40	11.65	(.41 )	(8.36)	(8.77)	87.94	15.02	51,312.40		.30
8/31/2025	75.19	.32	16.40	16.72	(.47 )	(6.38)	(6.85)	85.06	23.52	46,348.40		.42
8/31/2024	62.17	.41	17.42	17.83	(.51 )	(4.30)	(4.81)	75.19	30.32	38,785.40		.61
8/31/2023	55.00	.46	8.84	9.30	(.29 )	(1.84)	(2.13)	62.17	17.87	31,088.41		.84
8/31/2022	78.29	.29	(17.35)	(17.06)	(.22 )	(6.01)	(6.23)	55.00	(23.62)	28,563.40		.43
Class F-3:
8/31/2026	85.46	.34	11.46	11.80	(.49 )	(8.36)	(8.85)	88.41	15.15	18,414.29		.41
8/31/2025	75.51	.41	16.46	16.87	(.54 )	(6.38)	(6.92)	85.46	23.64	16,379.29		.53
8/31/2024	62.41	.48	17.49	17.97	(.57 )	(4.30)	(4.87)	75.51	30.46	13,538.29		.71
8/31/2023	55.22	.52	8.87	9.39	(.36 )	(1.84)	(2.20)	62.41	17.99	10,820.30		.94
8/31/2022	78.57	.36	(17.40)	(17.04)	(.30 )	(6.01)	(6.31)	55.22	(23.53)	8,922.29		.54
Class 529-A:
8/31/2026	83.77	.07	11.21	11.28	(.22 )	(8.36)	(8.58)	86.47	14.77	17,963.62		.08
8/31/2025	74.14	.15	16.15	16.30	(.29 )	(6.38)	(6.67)	83.77	23.23	16,710.62		.19
8/31/2024	61.36	.24	17.19	17.43	(.35 )	(4.30)	(4.65)	74.14	30.00	14,380.65		.36
8/31/2023	54.31	.31	8.73	9.04	(.15 )	(1.84)	(1.99)	61.36	17.55	11,697.67		.58
8/31/2022	77.37	.13	(17.14)	(17.01)	(.04 )	(6.01)	(6.05)	54.31	(23.79)	10,549.64		.20
Class 529-C:
8/31/2026	72.75	(.49 )	9.58	9.09	—	(8.36)	(8.36)	73.48	13.88	356	1.39	(.69 )
8/31/2025	65.40	(.38 )	14.11	13.73	—	(6.38)	(6.38)	72.75	22.29	345	1.40	(.57 )
8/31/2024	54.70	(.23 )	15.23	15.00	—	(4.30)	(4.30)	65.40	29.03	343	1.40	(.39 )
8/31/2023	48.85	(.10 )	7.79	7.69	—	(1.84)	(1.84)	54.70	16.64	325	1.44	(.20 )
8/31/2022	70.68	(.35 )	(15.47)	(15.82)	—	(6.01)	(6.01)	48.85	(24.39)	340	1.41	(.59 )
Refer to the end of the table(s) for footnote(s).

The Growth Fund of America	24

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class 529-E:
8/31/2026	$82.12	$(.14 )	$10.97	$10.83	$(.01 )	$(8.36)	$(8.37)	$84.58	14.46%	$450	.87%	(.17 )%
8/31/2025	72.80	(.04 )	15.84	15.80	(.10 )	(6.38)	(6.48)	82.12	22.92	439.88		(.06 )
8/31/2024	60.33	.08	16.90	16.98	(.21 )	(4.30)	(4.51)	72.80	29.72	401.88		.12
8/31/2023	53.41	.18	8.59	8.77	(.01 )	(1.84)	(1.85)	60.33	17.26	335.91		.33
8/31/2022	76.33	(.04 )	(16.87)	(16.91)	—	(6.01)	(6.01)	53.41	(23.98)	311.88		(.05 )
Class 529-F-2:
8/31/2026	85.22	.27	11.42	11.69	(.42 )	(8.36)	(8.78)	88.13	15.04	2,104.38		.32
8/31/2025	75.32	.33	16.42	16.75	(.47 )	(6.38)	(6.85)	85.22	23.53	1,769.39		.43
8/31/2024	62.28	.41	17.45	17.86	(.52 )	(4.30)	(4.82)	75.32	30.33	1,316.40		.60
8/31/2023	55.10	.47	8.85	9.32	(.30 )	(1.84)	(2.14)	62.28	17.88	940.38		.86
8/31/2022	78.40	.29	(17.37)	(17.08)	(.21 )	(6.01)	(6.22)	55.10	(23.61)	773.40		.44
Class 529-F-3:
8/31/2026	85.13	.31	11.39	11.70	(.43 )	(8.36)	(8.79)	88.04	15.08	— [5]	.34	.37
8/31/2025	75.25	.36	16.41	16.77	(.51 )	(6.38)	(6.89)	85.13	23.59	— [5]	.34	.47
8/31/2024	62.21	.39	17.48	17.87	(.53 )	(4.30)	(4.83)	75.25	30.39	— [5]	.35	.56
8/31/2023	55.05	.48	8.85	9.33	(.33 )	(1.84)	(2.17)	62.21	17.93	— [5]	.36	.88
8/31/2022	78.35	.32	(17.36)	(17.04)	(.25 )	(6.01)	(6.26)	55.05	(23.58)	— [5]	.35	.49
Class R-1:
8/31/2026	74.43	(.49 )	9.83	9.34	—	(8.36)	(8.36)	75.41	13.91	354	1.37	(.67 )
8/31/2025	66.76	(.38 )	14.43	14.05	—	(6.38)	(6.38)	74.43	22.32	348	1.37	(.55 )
8/31/2024	55.74	(.22 )	15.54	15.32	—	(4.30)	(4.30)	66.76	29.06	321	1.38	(.37 )
8/31/2023	49.71	(.07 )	7.94	7.87	—	(1.84)	(1.84)	55.74	16.72	280	1.38	(.14 )
8/31/2022	71.80	(.33 )	(15.75)	(16.08)	—	(6.01)	(6.01)	49.71	(24.36)	269	1.38	(.55 )
Class R-2:
8/31/2026	75.68	(.50 )	10.00	9.50	—	(8.36)	(8.36)	76.82	13.89	2,709	1.38	(.68 )
8/31/2025	67.78	(.39 )	14.67	14.28	—	(6.38)	(6.38)	75.68	22.32	2,555	1.38	(.56 )
8/31/2024	56.54	(.23 )	15.77	15.54	—	(4.30)	(4.30)	67.78	29.05	2,307	1.38	(.37 )
8/31/2023	50.40	(.08 )	8.06	7.98	—	(1.84)	(1.84)	56.54	16.71	1,945	1.39	(.15 )
8/31/2022	72.72	(.35 )	(15.96)	(16.31)	—	(6.01)	(6.01)	50.40	(24.37)	1,805	1.40	(.57 )
Class R-2E:
8/31/2026	81.56	(.31 )	10.89	10.58	—	(8.36)	(8.36)	83.78	14.24	407	1.08	(.39 )
8/31/2025	72.39	(.20 )	15.75	15.55	—	(6.38)	(6.38)	81.56	22.67	318	1.09	(.27 )
8/31/2024	60.05	(.05 )	16.80	16.75	(.11 )	(4.30)	(4.41)	72.39	29.43	263	1.09	(.08 )
8/31/2023	53.25	.08	8.56	8.64	—	(1.84)	(1.84)	60.05	17.06	215	1.10	.14
8/31/2022	76.28	(.18 )	(16.84)	(17.02)	—	(6.01)	(6.01)	53.25	(24.15)	190	1.10	(.27 )
Class R-3:
8/31/2026	82.27	(.19 )	11.00	10.81	—	(8.36)	(8.36)	84.72	14.41	5,804.93		(.24 )
8/31/2025	72.92	(.09 )	15.88	15.79	(.06 )	(6.38)	(6.44)	82.27	22.87	5,566.93		(.12 )
8/31/2024	60.44	.05	16.92	16.97	(.19 )	(4.30)	(4.49)	72.92	29.62	4,999.94		.07
8/31/2023	53.51	.16	8.61	8.77	—	(1.84)	(1.84)	60.44	17.22	4,314.94		.30
8/31/2022	76.50	(.08 )	(16.90)	(16.98)	—	(6.01)	(6.01)	53.51	(24.02)	4,118.94		(.12 )
Refer to the end of the table(s) for footnote(s).

25	The Growth Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class R-4:
8/31/2026	$84.18	$.06	$11.27	$11.33	$(.20 )	$(8.36)	$(8.56)	$86.95	14.75%	$6,673	.63%	.07%
8/31/2025	74.47	.14	16.23	16.37	(.28 )	(6.38)	(6.66)	84.18	23.21	5,385.64		.18
8/31/2024	61.59	.24	17.27	17.51	(.33 )	(4.30)	(4.63)	74.47	30.00	5,003.64		.37
8/31/2023	54.47	.32	8.77	9.09	(.13 )	(1.84)	(1.97)	61.59	17.59	4,351.65		.59
8/31/2022	77.58	.12	(17.20)	(17.08)	(.02 )	(6.01)	(6.03)	54.47	(23.81)	5,093.64		.18
Class R-5E:
8/31/2026	84.21	.22	11.27	11.49	(.38 )	(8.36)	(8.74)	86.96	14.97	1,671.43		.26
8/31/2025	74.48	.30	16.23	16.53	(.42 )	(6.38)	(6.80)	84.21	23.47	1,414.44		.39
8/31/2024	61.62	.38	17.26	17.64	(.48 )	(4.30)	(4.78)	74.48	30.27	1,379.44		.57
8/31/2023	54.53	.43	8.77	9.20	(.27 )	(1.84)	(2.11)	61.62	17.82	1,171.45		.79
8/31/2022	77.70	.25	(17.20)	(16.95)	(.21 )	(6.01)	(6.22)	54.53	(23.66)	996.45		.39
Class R-5:
8/31/2026	85.38	.30	11.44	11.74	(.45 )	(8.36)	(8.81)	88.31	15.08	1,842.34		.36
8/31/2025	75.44	.37	16.45	16.82	(.50 )	(6.38)	(6.88)	85.38	23.59	2,988.34		.48
8/31/2024	62.36	.45	17.48	17.93	(.55 )	(4.30)	(4.85)	75.44	30.41	2,791.34		.67
8/31/2023	55.17	.50	8.85	9.35	(.32 )	(1.84)	(2.16)	62.36	17.93	2,406.35		.90
8/31/2022	78.50	.32	(17.39)	(17.07)	(.25 )	(6.01)	(6.26)	55.17	(23.58)	1,457.34		.48
Class R-6:
8/31/2026	85.56	.35	11.45	11.80	(.49 )	(8.36)	(8.85)	88.51	15.13	54,081.29		.41
8/31/2025	75.59	.41	16.48	16.89	(.54 )	(6.38)	(6.92)	85.56	23.64	50,218.29		.53
8/31/2024	62.46	.48	17.51	17.99	(.56 )	(4.30)	(4.86)	75.59	30.48	45,145.29		.72
8/31/2023	55.26	.52	8.88	9.40	(.36 )	(1.84)	(2.20)	62.46	17.99	40,184.30		.94
8/31/2022	78.63	.36	(17.42)	(17.06)	(.30 )	(6.01)	(6.31)	55.26	(23.54)	36,396.29		.54

	Year ended August 31,
	2026[7]	2025	2024	2023	2022
Portfolio turnover rate for all share classes[6]	39%	32%	25%	31%	30%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Amount less than $0.01.
[5]	Amount less than $1 million.
[6]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[7]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

The Growth Fund of America	26

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of The Growth Fund of America:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of The Growth Fund of America (the “Fund”), including the investment portfolio, as of August 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
October 14, 2026
We have served as the auditor of one or more American Funds investment companies since 1956.

27	The Growth Fund of America

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2026:
Long-term capital gains	$33,558,749,000
Qualified dividend income	100%
Corporate dividends received deduction	100%
U.S. government income that may be exempt from state taxation	$96,585,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2027, to determine the calendar year amounts to be included on their 2026 tax returns. Shareholders should consult their tax advisors.

The Growth Fund of America	28

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
3,963,909,569
Total shares voting on November 25, 2025:
3,158,090,691 (79.7% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	2,761,364,498	87.4%	396,726,193	12.6%
Charles E. Andrews	3,090,828,557	97.9%	67,262,134	2.1%
Joseph J. Bonner	3,091,548,627	97.9%	66,542,064	2.1%
Michael C. Camuñez	3,089,974,842	97.8%	68,115,849	2.2%
Vanessa C. L. Chang	3,088,295,595	97.8%	69,795,096	2.2%
Cecilia V. Estolano	3,089,520,597	97.8%	68,570,094	2.2%
Bradford F. Freer	3,092,455,586	97.9%	65,635,105	2.1%
Yvonne L. Greenstreet	3,093,408,140	98.0%	64,682,551	2.0%
Martin E. Koehler	3,092,563,237	97.9%	65,527,454	2.1%
Sharon I. Meers	3,093,598,973	98.0%	64,491,718	2.0%
Pascal Millaire	3,091,203,466	97.9%	66,887,225	2.1%
William I. Miller	3,092,828,638	97.9%	65,262,053	2.1%
Anne-Marie Peterson	3,094,610,267	98.0%	63,480,424	2.0%
Josette Sheeran	3,091,098,294	97.9%	66,992,397	2.1%
Remuneration paid to directors, officers and others

Refer to the Trustees’ deferred compensation disclosure in the Notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

29	The Growth Fund of America

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the Trustees' deferred compensation disclosure in the Notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Growth Fund of America

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: October 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: October 30, 2026

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: October 30, 2026